Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
Fair value of the options granted, determined, using weighted-average assumption

	2013	2012	2011

Risk-free interest rate	1.60%	1.23%	2.98%
Expected term (years)	6	7	7
Expected stock price volatility	88%	78%	46%
Dividend yield	0.00%	0.00%	1.41%

Summary of stock option activity in the Plans

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value

Outstanding at beginning of year	234,696	$4.29
Granted	443,500	1.43
Exercised	-	-
Expired	-	-
Cancelled or Forfeited	(38,510)	14.40
Outstanding at end of period	639,686	$1.70	9.4	$-

Expected to vest	562,701	$1.40	9.6	$-

Exercisable at end of period	76,985	$3.89	8.3	$-

Information related to the Plans

	2013	2012	2011

Intrinsic value of options exercised	$-	$-	$-
Cash received from option exercises	-	-	-
Tax benefit realized from option exercises	-	-	-
Weighted average fair value of options granted	$1.03	$0.91	$0.75

Summary of changes in the Company's nonvested restricted shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2013	1,400	$6.61
Granted	-	-
Vested	(400)	5.00
Forfeited	(1,000)	7.25
Nonvested at December 31, 2013	-	$-